Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 57,523
Balance at end of year	$ 71,038	$ 57,523
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	20,000,000
Balance at end of year (shares)	20,000,000	20,000,000
Balance at beginning of year	$ 500
Dividend declared per share	$ 0.96	$ 0.96
Balance at end of year	$ 500	$ 500
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	16,000,000
Balance at end of year (shares)	16,000,000	16,000,000
Balance at beginning of year	$ 400
Dividend declared per share	$ 0.91	$ 0.91
Balance at end of year	$ 400	$ 400
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	12,000,000
Balance at end of year (shares)	12,000,000	12,000,000
Balance at beginning of year	$ 300
Dividend declared per share	$ 0.96	$ 0.96
Balance at end of year	$ 300	$ 300
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	8,000,000
Balance at end of year (shares)	8,000,000	8,000,000
Balance at beginning of year	$ 200
Dividend declared per share	$ 0.76	$ 0.76
Balance at end of year	$ 200	$ 200
Class B Series 38 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	24,000,000
Balance at end of year (shares)		24,000,000
Balance at beginning of year	$ 600
Dividend declared per share	$ 0.3	$ 1.21
Balance at end of year		$ 600
Class B Series 40 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	20,000,000
Balance at end of year (shares)		20,000,000
Balance at beginning of year	$ 500
Dividend declared per share	$ 0.56	$ 1.13
Balance at end of year		$ 500
Class B Series 42 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	16,000,000
Balance at end of year (shares)		16,000,000
Balance at beginning of year	$ 400
Dividend declared per share	$ 0.83	$ 1.1
Balance at end of year		$ 400
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	16,000,000
Balance at end of year (shares)	16,000,000	16,000,000
Balance at beginning of year	$ 400
Dividend declared per share	$ 1.21	$ 1.21
Balance at end of year	$ 400	$ 400
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	14,000,000
Balance at end of year (shares)	14,000,000	14,000,000
Balance at beginning of year	$ 350
Dividend declared per share	$ 1.28	$ 1.28
Balance at end of year	$ 350	$ 350
Class B Series 50 [member]
Disclosure of classes of share capital [line items]
Balance at end of year (shares)	500,000
Dividend declared per share	$ 24.64
Balance at end of year	$ 500
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	3,650
Balance at end of year	$ 2,650	$ 3,650
Common shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	648,136,472	645,889,396
Issued to finance a portion of the announced acquisition (Shares)	20,843,750
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan	7,531,233
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans (Note 20)	733,591	1,630,867
Treasury shares sold/(purchased) Shares	(138,168)	616,209
Balance at end of year (shares)	677,106,878	648,136,472
Balance at beginning of year	$ 13,599	$ 13,430
Issued to finance a portion of the announced acquisition	3,106
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan	999
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans	57	122
Treasury shares sold/(purchased)	$ (17)	$ 47
Dividend declared per share	$ 5.44	$ 4.24
Balance at end of year	$ 17,744	$ 13,599
Preferred Shares and Other Equity Instruments [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	5,558	6,598
Balance at end of year	6,308	5,558
4.8% Additional Tier 1 Capital Notes (NVCC) [member] | Other Equity Instrument [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	658
Balance at end of year	658	658
4.3% Limited Recourse Capital Notes Series 1 [Member] | Other Equity Instrument [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	1,250
Balance at end of year	1,250	$ 1,250
5.625% Limited Recourse Capital Notes, Series 2 | Other Equity Instrument [Member]
Disclosure of classes of share capital [line items]
Balance at end of year	750
7.325% Limited Recourse Capital Notes, Series 3 [Member] | Other Equity Instrument [Member]
Disclosure of classes of share capital [line items]
Balance at end of year	$ 1,000